Operating leases (Tables)	3 Months Ended
Mar. 31, 2020
Leases [Abstract]
Schedule of Lease Costs
Lease costs recorded under operating leases for the three months ended March 31, 2020 were as follows:

	Three Months Ended
	March 31, 2020	March 31, 2019
	(in thousands)
Operating lease costs	8,089	8,655
Income from sub-leases	(268)	(520)
Net operating lease costs	$7,821	$8,135

Schedule of Operating Lease Maturity
Future minimum lease payments under non-cancelable leases as of March 31, 2020 were as follows:

Minimum rental payments
(in thousands)
March 31, 2020
Due within 1 year	$27,339
Due between 1 and 5 years	63,599
Thereafter	16,398
Total future minimum lease payments	107,336
Lease imputed interest	(7,726)
Total	$99,610